3. PATENTS	12 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
PATENTS

Patents consist of the following:

	March 31, 2015	March 31, 2014
Patents	$157,442	$157,442
Patents pending and trademarks	54,203	54,203
Accumulated amortization	(108,320)	(99,156)
	$103,325	$112,489

Amortization expense for patents for the years ended March 31, 2015 and 2014 approximated $9,000. Future amortization expense on patents is estimated to be approximately $9,000 per year based on the estimated life of the patents. The weighted average remaining life of our patents is approximately 5.5 years.